RISK MANAGEMENT - Risk management - Value at risk (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	$ 834,269	$ 784,070
Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	255,312	170,819
Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	151,504	81,513
Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	125,004	106,016
Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	195,119	157,021
Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	44,976	17,707
Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	70,029	54,921
Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	2,749	968
Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	5,649	4,562
Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	41	52
Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,876	5,463
Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	272	448
Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	2,820	1,778
Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	144	180
Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	13,267	13,507
Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,673	2,439
Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	106,827	102,117
Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	69,551	52,155
Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,964	15,518
Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	1,754	4,017
Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,423	2,487
Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,924	1,532
Bottom of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	834,269	562,477
Bottom of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	165,412	112,623
Bottom of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	73,313	81,513
Bottom of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	122,480	24,002
Bottom of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	128,648	124,737
Bottom of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	13,284	15,597
Bottom of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	16,782	54,921
Bottom of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	305	762
Bottom of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	4,459	2,648
Bottom of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	2	1
Bottom of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,443	441
Bottom of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	192	310
Bottom of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	2,714	1,269
Bottom of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	143	176
Bottom of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	12,852	10,807
Bottom of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	996	817
Bottom of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	103,577	64,884
Bottom of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	53,521	7,756
Bottom of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,379	14,577
Bottom of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	309	81
Bottom of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,333	2,097
Bottom of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,141	823
Weighted average [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	881,819	678,937
Weighted average [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	252,604	148,239
Weighted average [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	121,143	98,609
Weighted average [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	139,437	71,458
Weighted average [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	183,241	151,817
Weighted average [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	26,863	24,404
Weighted average [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	75,904	227,179
Weighted average [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	1,462	4,529
Weighted average [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	5,261	4,693
Weighted average [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	38	39
Weighted average [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	4,848	3,265
Weighted average [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	350	461
Weighted average [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	8,623	1,683
Weighted average [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	169	247
Weighted average [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	13,586	12,339
Weighted average [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,741	2,664
Weighted average [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	243,525	71,340
Weighted average [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	65,460	41,097
Weighted average [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,623	15,025
Weighted average [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	1,248	1,468
Weighted average [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	2,607	2,667
Weighted average [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,930	3,971
Top of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	953,656	784,070
Top of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	298,420	170,819
Top of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	153,794	117,115
Top of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	154,513	108,019
Top of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	216,352	174,718
Top of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	44,976	48,969
Top of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	122,718	425,137
Top of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	2,948	21,198
Top of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	6,067	5,280
Top of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	75	174
Top of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	12,098	6,449
Top of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	491	840
Top of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	15,898	1,946
Top of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	183	348
Top of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	14,041	13,507
Top of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,673	7,029
Top of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	390,295	102,117
Top of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	76,636	52,216
Top of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,964	15,518
Top of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	1,942	4,017
Top of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	5,523	3,241
Top of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	$ 3,531	$ 8,905